Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended	0 Months Ended			1 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 17, 2013	Aug. 26, 2013	Aug. 11, 2013	Jan. 13, 2013	Aug. 31, 2013	Feb. 28, 2013	May 31, 2012	Sep. 30, 2013	Mar. 22, 2013	Jun. 11, 2013	Dec. 31, 2013 Notes	Dec. 31, 2012	Apr. 30, 2013 EV Pass LLC [Member] Installments	Dec. 31, 2013 350Green LLC [Member]	Dec. 31, 2013 Shareholder [Member] Notes	Dec. 31, 2013 Convertible note issued on September 14, 2012 [Member]	Dec. 31, 2013 Convertible note issued on October 10, 2012 [Member]	Dec. 31, 2013 Convertible note issued on October 12, 2012 [Member]	Dec. 31, 2013 Convertible Note Issued on December 3, 2012, [Member]	Dec. 31, 2013 Convertible Note Issued On December 12, 2012 [Member]	Dec. 31, 2013 Convertible Note Issued On December 28, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable							6.00%							12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Maturity date of convertible notes					Aug. 11, 2016		Apr. 15, 2013						Nov. 03, 2013	Jun. 29, 2012		Jul. 14, 2013	Apr. 10, 2013	Apr. 12, 2013	Jun. 12, 2013	Jun. 12, 2013	Jun. 28, 2013
Conversion price of notes																$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Accrued interest on notes			$ 500											$ 2,700							$ 56
Unsecured convertible note payable																65,000			20,000	56,000	5,000
Convertible note payable											442,000	296,000		140,000			100,000	50,000
Future minimum principal payments due annually																	25,000	25,000
Convertible note repayment description					the Company's common stock and issue 330,000 warrants exercisable at $2.25 per share which vest immediately and expire on August 11, 2016.												The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company.	The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company.
Warrants issued to purchase shares of common stock					330,000											65,000	100,000	50,000	20,000	56,000	5,000
Fair value of warrants estimated					492,063											30,934	54,464	27,938	10,049	26,925	2,160
Common stock at the fixed rate																$ 1.00	$ 1.00	$ 1.00	$ 1	$ 1.00	$ 1.00
Expected volatility		138.00%														222.00%	182.00%	181.00%	124.00%	109.00%	107.00%
Interest rate					0.61%											0.27%	0.23%	0.23%	0.18%	0.14%	0.15%
Expected life		3 years														1 year	1 year 6 months	1 year 6 months	1 year	1 year	1 year
Dividend yield		0.00%														0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Amortization of discount on convertible notes payable											173,484	103,441
Convertible note fair value of beneficial conversion feature																32,884	45,536		9,951	29,075	2,840
Aggregate debt discount																63,818	100,000	22,062	20,000	56,000	5,000
Unamortized debt discount																2,284		50,000	9,891	30,462	4,064
Stock issuance costs	403,750			297,000				1,210,000	2,198,000	287,000	27,778,144	2,409,524
Debt extinguishment expense
Notes issued to six former members of Beam							461,150
Amount issued in form of promissory note													75,000	500,000
Number of installment													3
Amount of promissory note to be paid in installment													25,000	20,000
Payment on the closing date														10,000
Amount paid at closing date under agreement														10,000
Present value of debt on date of issuance														444,768
Note payable assumed														25,000
Accrued interest					0.50	5
Number of Notes issued											9				9
Note payable issued															440,000
Unpaid principal balance of note											44,836	56,941		327,966
Assumed debt														105,000
Interest rate of assumed debt														5.00%
Repayments of note payable inclusive of interest															10,117
Secured debt														96,140
Secured debt monthly payment														10,000
Interest rate on notes payable											4.75%			8.00%	12.00%
Notes payable owed amount														15,000
Interest expense, net											73,958	9,278
Notes payable minimum monthly payment inclusive of interest											1,164,525			10,500
Notes payable monthly payment description											Minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012.
Borrowed debt from shareholders						$ 2,000
Interest rate on borrowed funds						12.00%					12.00%
Loan payable period						loan was paid in full in eight days